Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of Related Party Transactions	The aggregate compensation expenses we recognized under IFRS for our directors and senior executive officers for the periods shown were as follows:

	Year ended December 31
	2021	2022	2023
Short-term employee benefits and costs	$7.3	$9.7	$9.6
Post-employment and other long-term benefits	0.6	0.5	0.6
SBC (including DSUs and RSUs to eligible directors)	17.3	25.5	29.2
	$25.2	$35.7	$39.4